                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. .........       Post-Effective Amendment No. ......
                        (Check appropriate box or boxes)

 ------------------------------------------------------------------------------

Exact Name of Registrant as Specified in Charter:     Area Code and Telephone Number:

DOW TARGET VARIABLE FUND, LLC                         (513) 794-6230

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

   ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

Name and Address of Agent for Service:                With a copy to:

   MARCUS L. COLLINS, ESQ.                            W. RANDOLPH THOMPSON, ESQ.
   DOW TARGET VARIABLE FUND, LLC                      OF COUNSEL
   ONE FINANCIAL WAY                                  JONES & BLOUCH L.L.P.
   CINCINNATI, OHIO 45242                             1025 THOMAS JEFFERSON STREET, NW
                                                      SUITE 405 WEST
                                                      WASHINGTON, D.C. 20007

Approximate Date of Proposed Public Offering: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

------------------------------------------------------------------------------

Title of Securities Being Registered:  Common stock

NO FILING FEE IS DUE BECAUSE OF RELIANCE ON SECTION 24(f) OF THE INVESTMENT COMPANY ACT OF 1940.

------------------------------------------------------------------------------

It is proposed that this filing will become effective on March __, 2003, pursuant to Rule 488.

------------------------------------------------------------------------------

                                     PART A

                                                           One Financial Way
                                                           Cincinnati, Ohio
                                                           45242

                                                           Post Office Box 237
                                                           Cincinnati, Ohio
                                                           45201-0237
                                                           Telephone:
Dow Target Variable Fund(SM)                               513-794-6100

March   , 2003

Dear Ohio National Variable Annuity Contract Owner:

Enclosed are information and voting instructions from your Dow Target Variable Fund (the "Fund") Board of Managers regarding a Special Members Meeting (the "Meeting") to be held on April 29, 2003, to seek your approval on a plan to merge and reclassify the monthly Dow Target 10 portfolios and Dow Target 5 portfolios into quarterly Dow Target 10 portfolios and Dow Target 5 portfolios, respectively.

The enclosed proxy statement provides information about the proposed Plan of Merger and Reclassification (the "Plan"). Your Board of Managers believes that the Plan is in your best interest and recommends that you vote FOR the proposal.

Although you are not a technically Fund member, it is your right to instruct us how to vote the membership interests attributed to your variable annuity contract. If you have any questions, you may contact our secretary, Ronald L. Benedict at 1-800-366-6654.

Please complete, sign and return the voting instructions promptly in the envelope provided. No postage is necessary if you mail it in the United States. Your instructions are important! As always, we thank you for your confidence and support.

Sincerely,

/s/ John J. Palmer
John J. Palmer
President

[OHIO NATIONAL FINANCIAL SERVICES LOGO]

                         DOW TARGET VARIABLE FUND, LLC
                               One Financial Way
                             Montgomery, Ohio 45242

                            ------------------------

                     NOTICE OF A SPECIAL MEETING OF MEMBERS

                          TO BE HELD ON APRIL 29, 2003

                            ------------------------

     A Special Meeting of the Members of the Dow Target Variable Fund, LLC, will be held at the Fund's office located at One Financial Way, Montgomery, Ohio. The Special Meeting will begin at 10:00 a.m. Eastern time on April 29, 2003.

     The meeting has been called for the following purposes:

     1. To seek approval of a Plan of Merger and Reclassification pursuant to which the Fund's existing monthly portfolios will be merged and reclassified into quarterly portfolios.

     2. To transact any such other business that may come before the Meeting or any adjournment thereof.

     You are entitled to receive this notice and to vote at the special meeting if you were a member of record of the Fund at the close of business on February
  , 2003.

     You are invited to attend the Meeting. Members who do not expect to attend the Meeting in person are requested to complete, date and send the enclosed form or proxy promptly in the envelope provided for that purpose. The enclosed proxy is being solicited on behalf of the Board of Managers of the Fund.

     FOR THE REASONS GIVEN IN THE ATTACHED PROXY STATEMENT, WE (THE FUND'S BOARD OF MANAGERS) RECOMMEND THAT YOU VOTE FOR THE PROPOSAL.

                                        /S/ RONALD L. BENEDICT
                                        Ronald L. Benedict
                                        Secretary

Montgomery, Ohio
March   , 2003

                           PROSPECTUS/PROXY STATEMENT
                                 MARCH   , 2003

                         DOW TARGET VARIABLE FUND, LLC
                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone 1-800-366-6654

     This prospectus/proxy statement relates to the proposed mergers of the existing monthly Dow Target 5 portfolios and Dow Target 10 portfolios of Dow Target Variable Fund, LLC, ("Dow Fund" or the "Fund") into newly created quarterly Dow Target 5 portfolios and Dow Target 10 portfolios. The merged, or newly formed, quarterly portfolios will then continue as the Dow Target 5 quarterly portfolios and the Dow Target 10 quarterly portfolios as detailed below. As a result of the merger and reclassifications, each contractowner who has allocated annuity purchase payments to the existing monthly portfolios of the Fund will have a number of Accumulation Units, including fractional units, of the corresponding quarterly portfolio, equal in dollar value at the time of the mergers to the value of the contractowner's Accumulation Units of the corresponding monthly portfolio. The terms and conditions of the mergers and reclassifications are fully described in this prospectus/proxy statement and in the Plan of Merger and Reclassification attached hereto as an appendix. The transactions contemplated in this prospectus/proxy may be referred to as the "mergers", "reclassifications" or "proposed transactions".

     The Board of Managers has fixed the close of business on February   , 2003
as the record date (the "Record Date") for the determination of members entitled to notice of, and to vote at the meeting or any adjournment thereof.

     This prospectus/proxy statement sets forth concisely the information you should know before voting on the Plan of Merger and Reclassification. You should retain it for future reference.

     For more information, you can obtain a free copy of the Statement of
Additional Information ("SAI") for the Fund dated March   , 2003. The SAI has
been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus/proxy statement. To obtain your free copy, call us at (800) 366-6654 or write to: One Financial Way, Montgomery, Ohio 45242. At your request, we can also provide you with a free copy of the current prospectus of the Fund.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

INTRODUCTION AND VOTING INFORMATION.........................       1
  Proxy Solicitation........................................       3
  Revocation of Proxies.....................................       3

SUMMARY.....................................................       3
  Proposed Mergers and Reclassifications....................       3
  Reasons for the Mergers...................................       6
  Investment Strategy.......................................       6
  Purchase and Redemption...................................       7
  Fund Dividends and Distributions..........................       7
  Federal Income Tax Consequences...........................       7

PRINCIPAL RISK FACTORS......................................       8

THE PLAN....................................................       8
  Plan of Merger and Liquidation............................       8
  Reasons for the Proposed Mergers..........................       8
  Federal Income Tax Consequences...........................       9
  Capitalization............................................       9

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND RISK
  FACTORS...................................................      11
  Investment Objectives.....................................      11
  Additional Risk Factors...................................      11

MANAGEMENT..................................................      12
  Investment Adviser and Subadviser.........................      12
SHAREHOLDER INFORMATION.....................................      12
  Purchase Price............................................      12
  Dividend, Distributions and Taxes.........................      13

APPENDIX: FORM OF PLAN OF MERGER AND LIQUIDATION............     A-1

                      INTRODUCTION AND VOTING INFORMATION

     We are furnishing this prospectus/proxy statement to you in connection with the solicitation by Dow Target Variable Fund's Board of Managers of proxies to be used at a special meeting of the members of the Fund to be held at the Fund's offices located at One Financial Way, Montgomery, Ohio 45242 on April 29, 2003, and at any adjournment thereof. The purpose of the meeting is to vote on a Plan of Merger and Reclassification (the "Plan") providing for the merger of the existing monthly Dow Target 5 portfolios and Dow Target 10 portfolios into newly created quarterly Dow Target 5 portfolios and Dow Target 10 portfolios, respectively, as more fully described below. Contractowners with variable annuity Accumulation Units allocated to each existing monthly portfolio will provide us voting instructions regarding the consolidation of their portfolio. The prospectus/proxy statement is being mailed to contractowners and members on
or about March   , 2003.

     THE BOARD OF MANAGERS OF DOW TARGET VARIABLE FUND, LLC HAS APPROVED THE PLAN AND RECOMMENDS THAT YOU VOTE FOR THE PLAN AND MERGERS AND RECLASSIFICATIONS WHICH IT CONTEMPLATES.

     All of the membership interests are owned by The Ohio National Life Insurance Company ("ONLIC"). However, ONLIC annuity contractowners ("Contractowners") with Accumulation Units allocated to the portfolios at the close of business on December 31, 2002, are entitled to provide voting instructions at the meeting. As of the record date, the number of issued and outstanding membership interests in the portfolios were as follows:

TARGET 10 JANUARY PORTFOLIO                 SHARES            TARGET 10 FEBRUARY PORTFOLIO           SHARES
---------------------------              ------------         ----------------------------        ------------
Variable Account A.....................    46,011.852    Variable Account A.....................   100,911.673
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       110.423    Variable Account C.....................       114.644
Variable Account D.....................        51.725    Variable Account D.....................       339.715
  Total, Target 10 January.............    46,174.000      Total, Target 10 February............   101,366.032

TARGET 10 MARCH PORTFOLIO                   SHARES              TARGET 10 APRIL PORTFOLIO            SHARES
-------------------------                ------------           -------------------------         ------------
Variable Account A.....................   104,743.999    Variable Account A.....................    84,091.815
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       115.446    Variable Account C.....................       110.740
Variable Account D.....................        78.119    Variable Account D.....................       120.936
  Total, Target 10 March...............   104,937.564      Total, Target 10 April...............    84,323.491

TARGET 10 MAY PORTFOLIO                     SHARES              TARGET 10 JUNE PORTFOLIO             SHARES
-----------------------                  ------------           ------------------------          ------------
Variable Account A.....................    93,476.110    Variable Account A.....................   135,313.724
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       108.170    Variable Account C.....................       108.024
Variable Account D.....................        74.715    Variable Account D.....................        85.549
  Total, Target 10 May.................    93,658.995      Total, Target 10 June................   135,507.297

TARGET 10 JULY PORTFOLIO                    SHARES             TARGET 10 AUGUST PORTFOLIO            SHARES
------------------------                 ------------          --------------------------         ------------
Variable Account A.....................   127,102.276    Variable Account A.....................    84,568.234
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       107.272    Variable Account C.....................       107.598
Variable Account D.....................       161.658    Variable Account D.....................       119.039
  Total, Target 10 July................   127,371.206      Total, Target 10 August..............    84,794.871

TARGET 10 SEPTEMBER PORTFOLIO               SHARES             TARGET 10 OCTOBER PORTFOLIO           SHARES
-----------------------------            ------------          ---------------------------        ------------
Variable Account A.....................    82,561.516    Variable Account A.....................    71,180.952
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       107.081    Variable Account C.....................       107.524
Variable Account D.....................        99.725    Variable Account D.....................       124.901
  Total, Target 10 September...........    82,768.322      Total, Target 10 October.............    71,413.377

TARGET 10 NOVEMBER PORTFOLIO                SHARES            TARGET 10 DECEMBER PORTFOLIO           SHARES
----------------------------             ------------         ----------------------------        ------------
Variable Account A.....................    78,716.646    Variable Account A.....................    50,178.187
Variable Account B.....................     5,835.430    Variable Account B.....................            --
Variable Account C.....................       106.312    Variable Account C.....................       106.056
Variable Account D.....................       125.862    Variable Account D.....................        72.310
  Total, Target 10 December............    84,784.250      Total, Target 10 December............    50,356.553

TARGET 5 JANUARY PORTFOLIO                  SHARES             TARGET 5 FEBRUARY PORTFOLIO           SHARES
--------------------------               ------------          ---------------------------        ------------
Variable Account A.....................    14,077.928    Variable Account A.....................    15,547.469
Variable Account B.....................         9.882    Variable Account B.....................       145.696
Variable Account C.....................    11,352.775    Variable Account C.....................    12,203.565
Variable Account D.....................       347.872    Variable Account D.....................        32.758
  Total, Target 5 January..............    25,788.457      Total, Target 5 February.............    27,929.488

TARGET 5 MARCH PORTFOLIO                    SHARES              TARGET 5 APRIL PORTFOLIO             SHARES
------------------------                 ------------           ------------------------          ------------
Variable Account A.....................    17,007.957    Variable Account A.....................    12,453.309
Variable Account B.....................       444.491    Variable Account B.....................        29.034
Variable Account C.....................    14,286.696    Variable Account C.....................    13,593.481
Variable Account D.....................        22.973    Variable Account D.....................        42.441
  Total, Target 5 March................    31,762.117      Total, Target 5 April................    26,118.265

TARGET 5 MAY PORTFOLIO                      SHARES               TARGET 5 JUNE PORTFOLIO             SHARES
----------------------                   ------------            -----------------------          ------------
Variable Account A.....................    11,248.649    Variable Account A.....................    10,139.705
Variable Account B.....................        17.319    Variable Account B.....................        15.162
Variable Account C.....................    14,502.897    Variable Account C.....................    12,261.516
Variable Account D.....................        31.585    Variable Account D.....................        34.703
  Total, Target 5 May..................    25,800.450      Total, Target 5 June.................    22,451.086

TARGET 5 JULY PORTFOLIO                     SHARES              TARGET 5 AUGUST PORTFOLIO            SHARES
-----------------------                  ------------           -------------------------         ------------
Variable Account A.....................    28,256.780    Variable Account A.....................    19,539.337
Variable Account B.....................        14.962    Variable Account B.....................        13.585
Variable Account C.....................    11,955.844    Variable Account C.....................    11,003.736
Variable Account D.....................        40.847    Variable Account D.....................        31.198
  Total, Target 5 July.................    40,268.433      Total, Target 5 August...............    30,587.856

TARGET 5 SEPTEMBER PORTFOLIO                SHARES             TARGET 5 OCTOBER PORTFOLIO            SHARES
----------------------------             ------------          --------------------------         ------------
Variable Account A.....................    16,729.292    Variable Account A.....................    16,540.866
Variable Account B.....................        17.961    Variable Account B.....................        18.579
Variable Account C.....................    10,785.039    Variable Account C.....................    10,890.634
Variable Account D.....................        39.609    Variable Account D.....................        43.913
  Total, Target 5 September............    27,751.901      Total, Target 5 October..............    27,493.992

TARGET 5 NOVEMBER PORTFOLIO                 SHARES             TARGET 5 DECEMBER PORTFOLIO           SHARES
---------------------------              ------------          ---------------------------        ------------
Variable Account A.....................    16,534.356    Variable Account A.....................    21,023.099
Variable Account B.....................     9,661.829    Variable Account B.....................        15.351
Variable Account C.....................    10,848.874    Variable Account C.....................    11,474.952
Variable Account D.....................        36.445    Variable Account D.....................        19.174
  Total, Target 5 November.............    37,081.504      Total, Target 5 December.............    32,532.576

     As indicated above, ONLIC is the controlling person of all of the portfolios because it owns 100% of the Fund's membership interests.

     A quorum must be present for the transaction of business at the meeting. The approval of the Plan requires the affirmative vote of a majority of all the votes entitled to be cast by members of the portfolios. Abstentions and broker non-votes (proxies from brokers or nominees indicating that they have not received instructions from the beneficial owners on an item for which the broker or nominee does not have discretionary power) are counted toward a quorum but do not represent votes cast for the Plan or any other issue.

     The proxies will vote in accordance with your direction, as indicated on your proxy ballot, if the proxy ballot is received and is properly executed. If you properly execute your proxy and give no voting instructions with respect to the Plan, the proxies will vote your shares in favor of the Plan. The proxies, in their discretion, may vote upon such other matters as may properly come before the Meeting. We are not aware of any other matters scheduled to come before the Meeting.

     If either (i) a quorum is not present at the Meeting or (ii) a quorum is present but sufficient votes in favor of approving the Plan are not received by 10:00 a.m., Eastern time, April 29, 2003, then the persons named as proxies in the enclosed form of proxy may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of at least a majority of the membership interests of the portfolios represented, in person or by proxy, at the session of the meeting to be adjourned. The proxies will vote those proxies that they are required to vote FOR the plan in favor of such an adjournment and will vote those proxies required to be voted AGAINST the plan against such an adjournment.

PROXY SOLICITATION

     We will solicit proxies primarily by mail. Additional solicitations may be made by telephone, facsimile or personal contact by officers or employees of the Fund or its investment adviser, Ohio National Investments, Inc. ("ONII"), who will not be specially compensated for these services. ONII will bear the costs and expenses of the mergers and reclassifications, including costs of preparing, filing, printing and mailing proxy solicitation material and disclosure documents and the related legal fees.

REVOCATION OF PROXIES

     You may revoke your proxy before the Meeting by giving written notice to the Secretary of the Fund or by appearing in person at the meeting and notifying the Secretary that you intend to revoke your proxy. Your latest proxy revokes earlier ones. All proxies that are properly signed and received in time and not revoked will be voted as marked.

                                    SUMMARY

     The following is a summary of certain information contained in or incorporated by reference into this prospectus/proxy statement. It is qualified in its entirety by the more detailed information appearing elsewhere in or incorporated by reference into this prospectus/proxy statement.

PROPOSED MERGERS AND RECLASSIFICATIONS

     The Dow Target Variable Fund, LLC is comprised of 24 separate investment portfolios. The Dow Target 10 portfolios are 12 non-diversified portfolios comprised of the common stocks of the 10 companies in the Dow

Jones Industrial Average ("DJIA") having the highest dividend yields as of the close of business on, or about, the second last business day prior to the beginning of each portfolio's annual term. This method of stock selection is commonly called the "Dow 10" strategy and the stocks selected are commonly called the "Dogs of the Dow".

     The Dow Target 5 portfolios are 12 non-diversified portfolios comprised of the common stocks of the five Dow 10 companies having the lowest per share stock prices as of the close of business on or about the second last business day prior to the beginning of each of those portfolio's annual term.

     The portfolios are named for the strategy and the month to which they correspond. For example, the portfolio represented by the "Dow 10" stocks in December would be the Dow Target 10 -- January Portfolio and the portfolio represented by the "Dow 10" stocks in January would be the Dow Target 10 -February Portfolio, and so on.

     The proposed merger or reclassification would involve merging the 12 existing monthly Dow Target 10 portfolios into four newly formed quarterly Dow Target 10 portfolios. Likewise, the existing 12 monthly Dow Target 5 portfolios would be merged into four newly formed quarterly Dow Target 5 portfolios. The result will be merging the portfolios representing the later two months of each calendar quarter into the portfolio representing the first month of the quarter. The following list illustrates how the various monthly portfolios will be merged and reclassified after the proposed transaction takes place.

DOW TARGET 10                                                         DOW TARGET 10
-------------                                            ----------------------------------------
PORTFOLIOS BEFORE PROPOSED MERGER                        PORTFOLIOS AFTER PROPOSED MERGER
Dow Target 10 -January Portfolio                         Dow Target 10 - First Quarter Portfolio
Dow Target 10 -February Portfolio
Dow Target 10 -March Portfolio
Dow Target 10 -April Portfolio                           Dow Target 10 - Second Quarter Portfolio
Dow Target 10 -May Portfolio
Dow Target 10 -June Portfolio
Dow Target 10 -July Portfolio                            Dow Target 10 - Third Quarter Portfolio
Dow Target 10 -August Portfolio
Dow Target 10 -September Portfolio
Dow Target 10 -October Portfolio                         Dow Target 10 - Fourth Quarter Portfolio
Dow Target 10 -November Portfolio
Dow Target 10 -December Portfolio

DOW TARGET 5                                                           DOW TARGET 5
------------                                              ---------------------------------------
PORTFOLIOS BEFORE PROPOSED MERGER                         PORTFOLIOS AFTER PROPOSED MERGER
Dow Target 5 -January Portfolio                           Dow Target 5 - First Quarter Portfolio
Dow Target 5 -February Portfolio
Dow Target 5 -March Portfolio
Dow Target 5 -April Portfolio                             Dow Target 5 - Second Quarter Portfolio
Dow Target 5 -May Portfolio
Dow Target 5 -June Portfolio
Dow Target 5 -July Portfolio                              Dow Target 5 - Third Quarter Portfolio
Dow Target 5 -August Portfolio
Dow Target 5 -September Portfolio
Dow Target 5 -October Portfolio                           Dow Target 5 - Fourth Quarter Portfolio
Dow Target 5 -November Portfolio
Dow Target 5 -December Portfolio

     The quarterly portfolios will issue shares upon the approval of the Plan by its members. For purposes of performance history, the quarterly portfolios will use the investment history of the first month of the quarter's portfolio that was merged into the quarterly portfolio.

     The Board of Managers of the Fund has approved the proposed merger and reclassification of the monthly portfolios into newly created quarterly portfolios. Each merger is to be effective upon approval by a majority vote of the membership interests of the relevant portfolios. If you are a contractowner with Accumulation Units allocated to the January, February and March Portfolios, you are being asked to approve the merger and reclassification of those three portfolios into the newly created First Quarter Portfolio. If you are a contractowner with Accumulation Units allocated to the April, May or June Portfolios, you are being asked to approve the merger and reclassification of those three portfolios into the newly created Second Quarter Portfolio. If you are a contractowner with Accumulation Units allocated to the July, August or November Portfolios, you are being asked to approve the merger and reclassification of those three portfolios into the newly created Third Quarter Portfolio. If you are a contractowner with Accumulation Units allocated to the October, November or November Portfolios, you are being asked to approve the merger and reclassification of those three portfolios into the newly created Fourth Quarter Portfolio.

     We expect each merger and reclassification to be effective on, or about, May 1, 2003.

     After the proposed transaction is approved and completed, the newly created quarterly portfolios will continue with the same investment objectives and strategies as the previously existing monthly portfolios -- except that the selection of the securities will occur on a quarterly basis instead of a monthly basis. Because the portfolios' investment style is to purchases securities and hold them for a period of one year, upon completion of the merger it is possible that several of the portfolios will hold securities that fall outside of the narrowly tailored investment guidelines and restrictions. Management feels that it is more appropriate for the newly formed portfolios to hold the securities rather than sell the securities and purchase from the "buy list" for the portfolio at differing market prices than the existing holdings.

     Upon the approval of the transaction, contractowners will receive a new prospectus detailing the Fund's new quarterly structure, its investment objectives, risks and fees.

                            REASONS FOR THE MERGERS

     As of December 31, 2002, the total net assets of each of the portfolios is as follows:

DOW TARGET 10                                                 SHARES     NAV       VALUE
-------------                                                 -------   ------   ----------
Dow Target 10 - January Portfolio                              46,174   $ 8.18   $  377,505
Dow Target 10 - February Portfolio                            101,366     8.45      856,225
Dow Target 10 - March Portfolio                               104,938     7.99      838,412
Dow Target 10 - April Portfolio                                84,323     8.70      733,251
Dow Target 10 - May Portfolio                                  93,659     8.06      754,788
Dow Target 10 - June Portfolio                                135,507     7.81    1,057,908
Dow Target 10 - July Portfolio                                127,371     7.66      975,702
Dow Target 10 - August Portfolio                               84,795     7.60      644,219
Dow Target 10 - September Portfolio                            82,768     7.55      624,865
Dow Target 10 - October Portfolio                              71,413     8.73      623,221
Dow Target 10 - November Portfolio                             84,784     7.72      654,266
Dow Target 10 - December Portfolio                             50,357     8.06      405,741

DOW TARGET 5
------------
Dow Target 5 - January Portfolio                               25,788   $ 8.51   $  219,568
Dow Target 5 - February Portfolio                              27,929     9.20      256,935
Dow Target 5 - March Portfolio                                 31,762     8.39      266,333
Dow Target 5 - April Portfolio                                 26,118     7.48      195,386
Dow Target 5 - May Portfolio                                   25,800     6.99      180,339
Dow Target 5 - June Portfolio                                  22,451     7.82      175,532
Dow Target 5 - July Portfolio                                  40,268     8.44      340,025
Dow Target 5 - August Portfolio                                30,588    10.95      334,813
Dow Target 5 - September Portfolio                             27,572     7.26      200,286
Dow Target 5 - October Portfolio                               27,494     8.38      230,350
Dow Target 5 - November Portfolio                              37,081     6.97      258,507
Dow Target 5 - December Portfolio                              32,533     8.12      264,111

     Management anticipated at the time the portfolios were established that the unique investment strategy would attract more assets that it has. Consequently, the monthly portfolios are burdened by higher fees and expenses than would be experienced by the combined quarterly portfolios. For example, brokerage related fees and expenses would be reduced by as much as 75% because the allocations would occur on a quarterly, instead of a monthly basis. Additionally, certain fees the Fund pays for auditing, shareholder and transfer agency services would be reduced because those fees are charged on a "per portfolio" basis.

     At the same time, Management feels that the Dow Target strategy has merit and can be a useful investment technique. Therefore, Management and the Managers have determined that the offering of quarterly portfolios instead of monthly portfolios provides this valuable investment option at a lower cost to the contractholders.

INVESTMENT STRATEGY

     The Fund has 24 non-diversified portfolios. Each one is named after a different month (Dow Target 10 January portfolio, Dow Target 5 January portfolio, Dow Target 10 February portfolio, Dow Target 5 February portfolio, etc.) On or about the first business day of each month, each portfolio named for that month invests substantially all its assets in the 10 Dogs of the Dow stocks, or the 5 lowest priced Dogs of the Dow stocks, as the case may be, as determined at the close of the second to last business day of the preceding month. Fund management then sets the proportionate relationships among the 10 or 5 stocks in that portfolio for the next

12 months. For example, the stocks held in a January portfolio are maintained in their same relative proportions until the end of December. Those in a February portfolio are held until the end of the next January and so on. At the end of a portfolio's twelfth month, the portfolio is re-balanced with a new mix of 10 or 5 stocks.

     All purchases of Fund interests (variable annuity separate accounts) during any month are invested in that month's portfolios. After that month ends, you may not make further purchases of that month's portfolio interests until the corresponding month in later years. Any additional Fund purchases after the first business day of a portfolio's month will duplicate, as nearly as is practicable, the original proportionate relationships among its 10 or 5 stocks. Since the prices of each of the stocks change nearly every day, the ratio of the price of each stock to the total price of the entire group of 10 or 5 also changes daily. However, the proportion of stocks represented in a portfolio will not change materially.

     The investments of portfolio securities are, to the extent practicable, purchased in substantially equal dollar amounts for each of the 10 or 5 companies. It is generally not possible for management to purchase round lots (usually 100 shares) of those stocks in amounts that will precisely duplicate the prescribed mix. Also, it usually is impossible for a portfolio to be 100% invested in the prescribed mix of those stocks at any time. To the extent a portfolio is not fully invested, the interests of variable annuity owners may be diluted and total return may not directly track the investment results of the 10 or 5 stocks. To minimize this effect, Fund management will try, as much as practicable, to maintain a minimum cash position at all times. Normally, the only cash items held by a portfolio are amounts expected to be deducted as expenses and amounts too small to purchase additional round lots of the 10 or 5 stocks.

PURCHASE AND REDEMPTION

     Fund interests are sold to ONLI's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Fund receives a purchase or redemption order. The value of Fund interests is based on the market value of the stocks and any other cash or securities owned by each portfolio. The net asset values of the Fund's interests are determined on each day on which an order for purchase or redemption of the Fund's interests are received and there is enough trading in portfolio securities that the current net asset value of its interests might be affected. The values are determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. The net asset value of each portfolio is computed by dividing the value of that portfolio's securities plus any cash or other assets, less the portfolio's liabilities, by the number of portfolio interests outstanding. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be valued by another method that the Board of Managers believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

FUND DIVIDENDS AND DISTRIBUTIONS

     Dividends representing net investment income are normally distributed quarterly. Any net realized capital gains are normally distributed annually. However, the Board may declare dividends more often. Dividends and distributions are automatically reinvested in additional interests in the respective portfolios at net asset value without a sales charge.

FEDERAL INCOME TAX CONSEQUENCES

     The Fund is a limited liability company with all of its interests owned by a single entity (ONLI). Accordingly, the Fund is taxed as part of the operations of ONLI and is not taxed separately. Under current tax law, interest, dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.

                             PRINCIPAL RISK FACTORS

                                    THE PLAN

PLAN OF MERGER AND RECLASSIFICATION

     On May 9, 2001, the Board of Managers approved a plan of Merger and Reclassification for both the Dow Target 10 portfolios and the Dow Target 5 portfolios which is summarized below.

     All the assets, liabilities and interests of the twelve existing monthly Dow Target 5 portfolios and the twelve existing monthly Dow Target 10 portfolios shall be transferred on the closing date to the corresponding four newly formed quarterly Dow Target 5 portfolios and the four newly formed quarterly Dow Target 10 portfolios as described below. However, these proposed transactions shall not be effected as to any Monthly Portfolio unless and until this plan is first been approved by a majority of the members of those portfolios as provided in Dow Target Fund's By-laws.

     Prior to effecting the proposed transactions, Dow Target Variable Fund shall have received a satisfactory written opinion of legal counsel that the transactions contemplated and described herein shall qualify as a tax-free reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended.

     In exchange for all of his or her membership interest of the existing Monthly Portfolios, each member of an existing Monthly Portfolio shall receive a number of membership interests, including fractional interests, of the corresponding newly formed Quarterly Portfolio equal in dollar value to the number of whole and fractional interests that member owns in the existing Monthly Portfolio. Each member of an existing Monthly Portfolio shall thereupon become a member in the corresponding newly formed Quarterly Portfolio.

     For purposes of these transactions, the membership interests of each portfolio shall be determined as of 4:00 p.m., Eastern time, on the closing date. Those valuations shall be made in the usual manner as provided in Dow Target Variable Fund's prospectus.

     Upon completion of the foregoing transactions, the existing Monthly Portfolios shall be terminated and no further membership interests shall be issued by any of them. The classes of Dow Target Variable Fund's membership interests, representing the existing Monthly Portfolios shall thereupon be closed and the membership interests previously authorized for those classes shall be reclassified by the Board of Managers. Dow Target Fund's Board of Managers and management shall take whatever actions are necessary under Ohio law and the 1940 Act to effect the termination of the existing Monthly Portfolios.

     As provided in the Investment Advisory Agreement, the costs and expenses of these transactions, including the preparation, filing, printing and mailing of proxy solicitation material, disclosure documents and related legal fees shall be borne by each of the existing Monthly Portfolios pro rata based upon the total amount of net assets of each portfolio as a fraction of the total net assets of all 12 portfolios at the time any such costs and expenses are paid.

REASONS FOR THE PROPOSED MERGERS

     The purpose of the mergers is to provide members of the Dow Target Variable Fund, LLC with an investment in a larger portfolio with the same investment objective, more favorable expense ratio, and greater possibilities for economies of scale. At a meeting held on May 9, 2001, the Board of Managers, including a majority of the managers who are not interested persons of the Fund, approved the proposed mergers and reclassifications and recommended approval of the Plan of Merger and Reclassification by the members of the portfolios. The proposal was not immediately acted upon by management because a then pending rule would have eliminated the need to seek specific permission from the SEC for the proposed merger. That proposed rule was subsequently approved by the SEC.

     The Board of Managers determined that the mergers are consistent with the best interests of Dow Target Variable Fund, LLC and its members, that the terms of the mergers are fair and reasonable, and that the interests of the members of the portfolios will not be diluted as a result of the mergers. In making those determinations, the Board of Managers considered the following factors: (1) possible alternatives to the plan; (2) the terms and conditions of the plan and whether the plan would result in dilution of member interest; (3) the advantage to members of investing in a larger asset pool; (4) any direct or indirect costs incurred by the portfolios as a result of the mergers; (5) expense ratios and available information regarding the fees and expenses of the portfolios; (6) tax consequences of the plan; and (7) the compatibility of investment objectives.

FEDERAL INCOME TAX CONSEQUENCES

     The merger of monthly portfolios into the quarterly portfolios will qualify as a tax-free reorganization under Section 368(a)(1) of the Code. As a tax-free reorganization, no gain or loss will be recognized by the portfolios or their respective members as a result of the merger.

     The foregoing is only a summary of the principal federal income tax consequences that are expected to result from the mergers and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax adviser regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations which may apply in your particular circumstances.

CAPITALIZATION

     As of December 31, 2002, the following Separate Accounts of ONLIC, owned the following number of membership interests in the Fund:

TARGET 10 JANUARY PORTFOLIO                 SHARES            TARGET 10 FEBRUARY PORTFOLIO           SHARES
---------------------------              ------------         ----------------------------        ------------
Variable Account A.....................    46,011.852    Variable Account A.....................   100,911.673
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       110.423    Variable Account C.....................       114.644
Variable Account D.....................        51.725    Variable Account D.....................       339.715
  Total, Target 10 January.............    46,174.000      Total, Target 10 February............   101,366.032

TARGET 10 MARCH PORTFOLIO                   SHARES              TARGET 10 APRIL PORTFOLIO            SHARES
-------------------------                ------------           -------------------------         ------------
Variable Account A.....................   104,743.999    Variable Account A.....................    84,091.815
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       115.446    Variable Account C.....................       110.740
Variable Account D.....................        78.119    Variable Account D.....................       120.936
  Total, Target 10 March...............   104,937.564      Total, Target 10 April...............    84,323.491

TARGET 10 MAY PORTFOLIO                     SHARES              TARGET 10 JUNE PORTFOLIO             SHARES
-----------------------                  ------------           ------------------------          ------------
Variable Account A.....................    93,476.110    Variable Account A.....................   135,313.724
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       108.170    Variable Account C.....................       108.024
Variable Account D.....................        74.715    Variable Account D.....................        85.549
  Total, Target 10 May.................    93,658.995      Total, Target 10 June................   135,507.297

TARGET 10 JULY PORTFOLIO                    SHARES             TARGET 10 AUGUST PORTFOLIO            SHARES
------------------------                 ------------          --------------------------         ------------
Variable Account A.....................   127,102.276    Variable Account A.....................    84,568.234
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       107.272    Variable Account C.....................       107.598
Variable Account D.....................       161.658    Variable Account D.....................       119.039
  Total, Target 10 July................   127,371.206      Total, Target 10 August..............    84,794.871

TARGET 10 SEPTEMBER PORTFOLIO               SHARES             TARGET 10 OCTOBER PORTFOLIO           SHARES
-----------------------------            ------------          ---------------------------        ------------
Variable Account A.....................    82,561.516    Variable Account A.....................    71,180.952
Variable Account B.....................            --    Variable Account B.....................            --
Variable Account C.....................       107.081    Variable Account C.....................       107.524
Variable Account D.....................        99.725    Variable Account D.....................       124.901
  Total, Target 10 September...........    82,768.322      Total, Target 10 October.............    71,413.377

TARGET 10 NOVEMBER PORTFOLIO                SHARES            TARGET 10 DECEMBER PORTFOLIO           SHARES
----------------------------             ------------         ----------------------------        ------------
Variable Account A.....................    78,716.646    Variable Account A.....................    50,178.187
Variable Account B.....................     5,835.430    Variable Account B.....................            --
Variable Account C.....................       106.312    Variable Account C.....................       106.056
Variable Account D.....................       125.862    Variable Account D.....................        72.310
  Total, Target 10 December............    84,784.250      Total, Target 10 December............    50,356.553

TARGET 5 JANUARY PORTFOLIO                  SHARES             TARGET 5 FEBRUARY PORTFOLIO           SHARES
--------------------------               ------------          ---------------------------        ------------
Variable Account A.....................    14,077.928    Variable Account A.....................    15,547.469
Variable Account B.....................         9.882    Variable Account B.....................       145.696
Variable Account C.....................    11,352.775    Variable Account C.....................    12,203.565
Variable Account D.....................       347.872    Variable Account D.....................        32.758
  Total, Target 5 January..............    25,788.457      Total, Target 5 February.............    27,929.488

TARGET 5 MARCH PORTFOLIO                    SHARES              TARGET 5 APRIL PORTFOLIO             SHARES
------------------------                 ------------           ------------------------          ------------
Variable Account A.....................    17,007.957    Variable Account A.....................    12,453.309
Variable Account B.....................       444.491    Variable Account B.....................        29.034
Variable Account C.....................    14,286.696    Variable Account C.....................    13,593.481
Variable Account D.....................        22.973    Variable Account D.....................        42.441
  Total, Target 5 March................    31,762.117      Total, Target 5 April................    26,118.265

TARGET 5 MAY PORTFOLIO                      SHARES               TARGET 5 JUNE PORTFOLIO             SHARES
----------------------                   ------------            -----------------------          ------------
Variable Account A.....................    11,248.649    Variable Account A.....................    10,139.705
Variable Account B.....................        17.319    Variable Account B.....................        15.162
Variable Account C.....................    14,502.897    Variable Account C.....................    12,261.516
Variable Account D.....................        31.585    Variable Account D.....................        34.703
  Total, Target 5 May..................    25,800.450      Total, Target 5 June.................    22,451.086

TARGET 5 JULY PORTFOLIO                     SHARES              TARGET 5 AUGUST PORTFOLIO            SHARES
-----------------------                  ------------           -------------------------         ------------
Variable Account A.....................    28,256.780    Variable Account A.....................    19,539.337
Variable Account B.....................        14.962    Variable Account B.....................        13.585
Variable Account C.....................    11,955.844    Variable Account C.....................    11,003.736
Variable Account D.....................        40.847    Variable Account D.....................        31.198
  Total, Target 5 July.................    40,268.433      Total, Target 5 August...............    30,587.856

TARGET 5 SEPTEMBER PORTFOLIO                SHARES             TARGET 5 OCTOBER PORTFOLIO            SHARES
----------------------------             ------------          --------------------------         ------------
Variable Account A.....................    16,729.292    Variable Account A.....................    16,540.866
Variable Account B.....................        17.961    Variable Account B.....................        18.579
Variable Account C.....................    10,785.039    Variable Account C.....................    10,890.634
Variable Account D.....................        39.609    Variable Account D.....................        43.913
  Total, Target 5 September............    27,751.901      Total, Target 5 October..............    27,493.992

TARGET 5 NOVEMBER PORTFOLIO                 SHARES             TARGET 5 DECEMBER PORTFOLIO           SHARES
---------------------------              ------------          ---------------------------        ------------
Variable Account A.....................    16,534.356    Variable Account A.....................    21,023.099
Variable Account B.....................     9,661.829    Variable Account B.....................        15.351
Variable Account C.....................    10,848.874    Variable Account C.....................    11,474.952
Variable Account D.....................        36.445    Variable Account D.....................        19.174
  Total, Target 5 November.............    37,081.504      Total, Target 5 December.............    32,532.576

                          ADDITIONAL INFORMATION ABOUT
                     INVESTMENT OBJECTIVES AND RISK FACTORS

INVESTMENT OBJECTIVES

     The Fund has 24 non-diversified portfolios. Each one is named after a different month (Dow Target 10 January portfolio, Dow Target 5 January portfolio, Dow Target 10 February portfolio, Dow Target 5 February portfolio, etc.) On or about the first business day of each month, each portfolio named for that month invests substantially all its assets in the 10 Dogs of the Dow stocks, or the 5 lowest priced Dogs of the Dow stocks, as the case may be, as determined at the close of the second to last business day of the preceding month. Fund management then sets the proportionate relationships among the 10 or 5 stocks in that portfolio for the next 12 months. For example, the stocks held in a January portfolio are maintained in their same relative proportions until the end of December. Those in a February portfolio are held until the end of the next January and so on. At the end of a portfolio's twelfth month, the portfolio is re-balanced with a new mix of 10 or 5 stocks.

     All purchases of Fund interests (variable annuity separate accounts) during any month are invested in that month's portfolios. After that month ends, you may not make further purchases of that month's portfolio interests until the corresponding month in later years. Any additional Fund purchases after the first business day of a portfolio's month will duplicate, as nearly as is practicable, the original proportionate relationships among its 10 or 5 stocks. Since the prices of each of the stocks change nearly every day, the ratio of the price of each stock to the total price of the entire group of 10 or 5 also changes daily. However, the proportion of stocks represented in a portfolio will not change materially.

     The investments of portfolio securities are, to the extent practicable, purchased in substantially equal dollar amounts for each of the 10 or 5 companies. It is generally not possible for management to purchase round lots (usually 100 shares) of those stocks in amounts that will precisely duplicate the prescribed mix. Also, it usually is impossible for a portfolio to be 100% invested in the prescribed mix of those stocks at any time. To the extent a portfolio is not fully invested, the interests of variable annuity owners may be diluted and total return may not directly track the investment results of the 10 or 5 stocks. To minimize this effect, Fund management will try, as much as practicable, to maintain a minimum cash position at all times. Normally, the only cash items held by a portfolio are amounts expected to be deducted as expenses and amounts too small to purchase additional round lots of the 10 or 5 stocks.

ADDITIONAL RISK FACTORS

     Investing in the ten Dogs of the Dow stocks, or the five lowest priced of those ten stocks, amounts to a moderately contrarian strategy. While these stocks represent large established companies recognized as industry leaders, they are currently out of favor relative to the other Dow stocks. While the relatively high dividends paid by these companies may account for a substantial portion of a portfolio's total return, there is no guarantee that the companies will meet their expected dividend distributions throughout the 12-month term of a portfolio, nor can there be any assurance that the stocks will appreciate in price during the 12-month term. The loss of money is a risk of investing in the Fund.

     The Dow 10 and 5 strategies select the stocks by formula without considering why some companies might currently be out of favor with investors. Thus, a company experiencing financial difficulties or business reverses will represent approximately 10% of a Dow Target 10 portfolio or approximately 20% of a Dow Target 5 portfolio if, as of the beginning of the portfolio's 12-month term, it is among the ten or five Dow stocks conforming to the portfolio's selection formula. In addition to factors affecting the prices for each of the individual stocks, all of those stocks are subject to general market and economic trends that might negatively impact a portfolio's total return. The mix of stocks will not be changed during a 12-month term in order to take advantage of changing market conditions.

     Being limited to ten or five stocks each, the portfolios are not diversified. This can expose each portfolio to potentially greater market fluctuations than might be experienced by a diversified fund. Variable annuity owners, in light of their own financial situations and goals, should consider other additional funding options in order to diversify the allocations of their contract assets.

     The Fund's interests are owned entirely by ONLI's variable annuity separate accounts. In order for a variable annuity to be treated as an annuity, the Internal Revenue Code requires, in effect, that each portfolio be diversified as follows at the end of each calendar quarter:

     - no more than 55% of the value of a portfolio's total assets may be represented by any one investment,

     - no more than 70% of the value of portfolio's total assets may be represented by any two investments,

     - no more than 80% of the value of a portfolio's total assets may be represented by any three investments, and

     - no more than 90% of the value of a portfolio's total assets may be represented by any four investments.

     It is possible, particularly for the Dow Target 5 portfolios, that changes in the market prices of a portfolio's securities during the course of a year could cause the portfolio to fail this test at the end of a quarter. We intend to manage the Fund's portfolios so as to maintain the tax-advantaged status of the variable annuities. If we determine that a portfolio might fail this diversification test, we will purchase or sell securities for that portfolio in order to prevent that failure. In so doing, we will seek to minimize any deviations from the portfolio's standard strategy.

                                   MANAGEMENT

INVESTMENT ADVISER AND SUBADVISER

     Ohio National Investments, Inc. (the "Adviser" or "ONII") manages the investment and reinvestment of Dow Target Variable Fund's assets, subject to the supervision of the Board of Managers. The Board of Managers is responsible for Dow Target Variable Fund's overall management and direction. The Board of Managers approves all significant agreements, including those with the Adviser, First Trust Advisers, the Fund's subadviser, the Fund's principal underwriter ("Ohio National Equities, Inc." or "ONEQ"), custodian ("U.S. Bank"), transfer agent and fund accounting agent, U.S. Bank Fund Services, LLC ("U.S. Bank Fund Services"). Managers are elected by the members for three-year terms. Member meetings are normally held every 3 years. Because of ONLI's ownership of Dow Target Variable Fund's interests, ONLI is a controlling person of each portfolio of the Fund.

     For managing the Fund's assets, the Adviser receives an annual management fee based on each portfolio's net assets, at a rate of 0.60%. The Adviser pays First Trust Advisors L.P. for its services as subadviser at an annual rate of 0.35% of the total net assets of each of the portfolios.

                            SHAREHOLDER INFORMATION

PURCHASE PRICE

     Fund interests are sold to ONLI's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Fund receives a purchase or redemption order. The value of Fund interests is based on the market value of the stocks and any other cash or securities owned by each portfolio. The net asset values of the Fund's interests are determined on each day on which an order for purchase or redemption of the Fund's interests are received and there is enough trading in portfolio securities that the current net asset value of its interests might be affected. The values are determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. The net asset value of each portfolio is computed by dividing the value of that portfolio's securities plus any cash or other assets, less the portfolio's liabilities, by the number of portfolio interests outstanding. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be valued by another method that the Board of Managers believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

FUND DIVIDENDS AND DISTRIBUTIONS

     Dividends representing net investment income are normally distributed quarterly. Any net realized capital gains are normally distributed annually. However, the Board may declare dividends more often. Dividends and distributions are automatically reinvested in additional interests in the respective portfolios at net asset value without a sales charge.

                                   APPENDIX A

                            DOW TARGET 10 PORTFOLIOS
                       PLAN OF MERGER AND REORGANIZATION

     This plan of merger and reorganization has been entered into on the ninth day of May, 2001, by the Dow Target Variable Fund, LLC ("Dow Target Fund"), an Ohio Limited Liability Company, on behalf of its existing twelve monthly Dow Target 10 Portfolios (the "Monthly Portfolios") and its newly formed four quarterly Dow Target 10 Portfolios (the "Quarterly Portfolios").

     Whereas, Dow Target Fund is a registered investment company under the Investment Company Act of 1940 as amended (the "1940 Act");

     Whereas the Board of Managers of Dow Target Fund has determined that the transactions described herein are in the best interests of the members of each of the Monthly Portfolios and the newly formed Quarterly Portfolios;

     Whereas the Board of Managers has determined that the transactions described herein will not dilute the interests of any members of the Monthly Portfolios and the Quarterly Portfolios;

     Whereas the Board of Managers has determined that the transaction described herein will provide for the equitable liquidation and distribution of the membership interests in each of the Monthly Portfolios;

     Whereas Section 3.3 of Dow Target Fund's By-laws authorizes the Board of Managers to direct the management of the business and affairs of Dow Target Fund;

     Whereas the Board of Managers has agreed that the existing twelve Monthly Portfolios should be merged into four newly formed Quarterly Portfolios; and

     Whereas the Board of Managers has recommended that this plan of merger and reorganization be approved by the members of each of the existing Monthly Portfolios,

     Now, therefore, all the assets, liabilities and interests of the twelve existing Monthly Portfolios shall be transferred on the closing date to the corresponding newly formed Quarterly Portfolios as described below, provided, however, that these transactions shall not be effected as to any Monthly Portfolio unless and until this plan shall have first been approved by a majority of the members of those portfolios as provided in Dow Target Fund's By-laws.

     1. The closing date shall be a day on which Dow Target Fund is open for business and the New York Stock Exchange is open for unrestricted trading. It shall be a day determined by Dow Target Fund's management as soon as practicable after approval of this plan by the members of the existing Monthly Portfolios.

     2. On or before the closing date, and prior to effecting the transactions, Dow Target Fund shall have received a satisfactory written opinion of legal counsel that the transactions described herein shall qualify as a tax-free reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended.

     3. In exchange for all of his or her membership interest of the existing Monthly Portfolios, each member of an existing Monthly Portfolio shall receive a number of membership interests, including fractional interests, of the corresponding newly formed Quarterly Portfolio equal in dollar value to the number of whole and fractional interests that member owns in the existing Monthly Portfolio. Each member of an existing Monthly Portfolio shall thereupon become a member in the corresponding newly formed Quarterly Portfolio.

     4. For purposes of these transactions, the membership interests of each portfolio shall be determined as of 4:00 p.m., Eastern Time, on the closing date. Those valuations shall be made in the usual manner as provided in Dow Target Fund's prospectus.

     5. Upon completion of the foregoing transactions, the existing Monthly Portfolios shall be terminated and no further membership interests shall be issued by any of them. The classes of Dow Target Fund's membership interests, representing the existing Monthly Portfolios shall thereupon be closed and the membership interests previously authorized for those classes shall be reclassified by the Board of Managers. Dow Target Fund's Board of Managers and management shall take whatever actions are necessary under Ohio law and the 1940 Act to effect the termination of the existing Monthly Portfolios.

     6. As provided in the Investment Advisory Agreement, the costs and expenses of these transactions, including the preparation, filing, printing and mailing of proxy solicitation material, disclosure documents and related legal fees shall be borne by each of the existing Monthly Portfolios pro rata based upon the total amount of net assets of each portfolio as a fraction of the total net assets of all 12 portfolios at the time any such costs and expenses are paid.

     In witness whereof, Dow Target Fund, on behalf of each of the existing Monthly Portfolios and newly formed Quarterly Portfolios, has caused this plan of merger and reorganization to be executed and attested in the City of Montgomery, State of Ohio, on the date first written above.

DOW TARGET VARIABLE FUND LLC

By:         /s/ JOHN J. PALMER
    ----------------------------------
        John J. Palmer, President

Attest:

        /s/ RONALD L. BENEDICT
--------------------------------------
    Ronald L. Benedict, Secretary

                                   APPENDIX B

                            DOW TARGET 5 PORTFOLIOS
                       PLAN OF MERGER AND REORGANIZATION

     This plan of merger and reorganization has been entered into on the ninth day of May,2001, by the Dow Target Variable Fund LLC ("Dow Target Fund"), an Ohio Limited Liability Company, on behalf of its existing twelve monthly Dow Target 5 Portfolios (the "Monthly Portfolios") and its newly formed four quarterly Dow Target 5 Portfolios (the "Quarterly Portfolios").

     Whereas, Dow Target Fund is a registered investment company under the Investment Company Act of 1940 as amended (the "1940 Act");

     Whereas the Board of Managers of Dow Target Fund has determined that the transactions described herein are in the best interests of the members of each of the Monthly Portfolios and the newly formed Quarterly Portfolios;

     Whereas the Board of Managers has determined that the transactions described herein will not dilute the interests of any members of the Monthly Portfolios and the Quarterly Portfolios;

     Whereas the Board of Managers has determined that the transaction described herein will provide for the equitable liquidation and distribution of the membership interests in each of the Monthly Portfolios;

     Whereas Section 3.3 of Dow Target Fund's By-laws authorizes the Board of Managers to direct the management of the business and affairs of Dow Target Fund;

     Whereas the Board of Managers has agreed that the existing twelve Monthly Portfolios should be merged into four newly formed Quarterly Portfolios; and

     Whereas the Board of Managers has recommended that this plan of merger and reorganization be approved by the members of each of the existing Monthly Portfolios,

     Now, therefore, all the assets, liabilities and interests of the twelve existing Monthly Portfolios shall be transferred on the closing date to the corresponding newly formed Quarterly Portfolios as described below, provided, however, that these transactions shall not be effected as to any Monthly Portfolio unless and until this plan shall have first been approved by a majority of the members of those portfolios as provided in Dow Target Fund's By-laws.

     1. The closing date shall be a day on which Dow Target Fund is open for business and the New York Stock Exchange is open for unrestricted trading. It shall be a day determined by Dow Target Fund's management as soon as practicable after approval of this plan by the members of the existing Monthly Portfolios.

     2. On or before the closing date, and prior to effecting the transactions, Dow Target Fund shall have received a satisfactory written opinion of legal counsel that the transactions described herein shall qualify as a tax-free reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended.

     3. In exchange for all of his or her membership interest of the existing Monthly Portfolios, each member of an existing Monthly Portfolio shall receive a number of membership interests, including fractional interests, of the corresponding newly formed Quarterly Portfolio equal in dollar value to the number of whole and fractional interests that member owns in the existing Monthly Portfolio. Each member of an existing Monthly Portfolio shall thereupon become a member in the corresponding newly formed Quarterly Portfolio.

     4. For purposes of these transactions, the membership interests of each portfolio shall be determined as of 4:00 p.m., Eastern Time, on the closing date. Those valuations shall be made in the usual manner as provided in Dow Target Fund's prospectus.

     5. Upon completion of the foregoing transactions, the existing Monthly Portfolios shall be terminated and no further membership interests shall be issued by any of them. The classes of Dow Target Fund's membership interests, representing the existing Monthly Portfolios shall thereupon be closed and the membership interests previously authorized for those classes shall be reclassified by the Board of Managers. Dow Target Fund's Board of Managers and management shall take whatever actions are necessary under Ohio law and the 1940 Act to effect the termination of the existing Monthly Portfolios.

     6. As provided in the Investment Advisory Agreement, the costs and expenses of these transactions, including the preparation, filing, printing and mailing of proxy solicitation material, disclosure documents and related legal fees shall be borne by each of the existing Monthly Portfolios pro rata based upon the total amount of net assets of each portfolio as a fraction of the total net assets of all 12 portfolios at the time any such costs and expenses are paid.

     In witness whereof, Dow Target Fund, on behalf of each of the existing Monthly Portfolios and newly formed Quarterly Portfolios, has caused this plan of merger and reorganization to be executed and attested in the City of Montgomery, State of Ohio, on the date first written above.

DOW TARGET VARIABLE FUND LLC

By:         /s/ JOHN J. PALMER
    ----------------------------------
        John J. Palmer, President

Attest:

        /s/ RONALD L. BENEDICT
--------------------------------------
    Ronald L. Benedict, Secretary

                                 FORM OF PROXY

                         DOW TARGET VARIABLE FUND, LLC
                    PROXY SOLICITED BY THE BOARD OF MANAGERS
                FOR A MEETING OF SHAREHOLDERS -- APRIL 29, 2003

The undersigned hereby appoints Ronald L. Benedict and John J. Palmer, and each of them separately, proxies with power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Meeting (the "Meeting") of Members of the Fund indicated above to be held at the offices of Ohio National Fund, One Financial Way, Cincinnati, Ohio 45242 on April 29, 2003 at 10:00 a.m. (Eastern Time) and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED MEMBER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.

In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting. The Managers recommend a vote FOR the proposal.

TO VOTE BY MAIL, PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. All Joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, name and indicate the signer's office. If a partner, sign in the partnership name.

                                          --------------------------------------
                                          Signature

                                          --------------------------------------
                                          Signature (if held jointly)

                                          --------------------------------------
                                          Date

         For                  Against               Abstain
        [  ]                    [  ]                  [  ]

     I. Proposal to approve the Agreement and Plan of Reorganization providing for the Merger of the Dow Target Variable Fund monthly portfolios into Dow Target Variable Fund quarterly portfolios, as described in the Prospectus/Proxy Statement and the Agreement and Plan of Reorganization.

PLEASE SIGN ON THE REVERSE SIDE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                 March __, 2003

                          DOW TARGET VARIABLE FUND, LLC
                                One Financial Way
                             Cincinnati, Ohio 45242
                            Telephone 1-800-366-6654

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus/proxy statement dated March __, 2003, for the Special Meeting of the Members of the Dow Target Variable Fund, LLC portfolios (the "Meeting") and the current prospectus of the Dow Target Variable Fund, LLC dated May 1, 2002 as supplemented which has been filed with the Securities and Exchange Commission and can be obtained without charge by calling 1-800-366-6654 or by writing to the Fund at the address listed above.

The prospectus/proxy statement describes the proposed mergers and reclassifications of the existing monthly Dow Target 10 portfolios and the Dow Target 5 portfolios into new created quarterly Dow Target 10 portfolios and Dow Target 5 portfolios pursuant to the terms of a Plan of Merger and Reclassification (the "Plan").

Under the Plan, the newly formed quarterly portfolios would acquire all of the assets and assume all of the liabilities of the existing monthly portfolios, and issue quarterly portfolio shares in exchange. As a result of the mergers, each member will owns that number of membership interests, including fractional interests, of the corresponding quarterly portfolio, equal in dollar value at the time of the mergers to the value of such member's interest in the monthly portfolio.

To obtain a free copy of the prospectus/proxy statement, call or write to us at the telephone number or address shown above. Further information about the Fund is contained and incorporated by reference to the Fund's Statement of Information dated May 1, 2002, which is incorporated by reference into and accompanies this Statement of Additional Information.

                                TABLE OF CONTENTS

GENERAL INFORMATION ..........................
FINANCIAL STATEMENTS.........................

                               GENERAL INFORMATION

The members of the Dow Target Variable Fund, LLC are being asked to approve the proposed mergers of the existing monthly Dow Target 5 portfolios and Dow Target 10 portfolios of Dow Target Variable Fund, LLC, ("Dow Fund" or the "Fund") into newly created quarterly Dow Target 5 portfolios and Dow Target 10 portfolios. The merged, or newly formed, quarterly portfolios will then continue as the Dow Target 5 quarterly portfolios and the Dow Target 10 quarterly portfolios.
As a result of the merger and reclassifications, each contractowner who has allocated annuity purchase payments to the existing monthly portfolios of the Fund will have a number of Accumulation Units, including fractional units, of the corresponding quarterly portfolio, equal in dollar value at the time of the mergers to the value of the contractowner's Accumulation Units of the corresponding monthly portfolio. The terms and conditions of the mergers and reclassifications are fully described in the prospectus/proxy statement and in the Plan of Merger and Reclassification attached thereto as an appendix.

For more information about the Fund, the Adviser and the Issuer, contractowners should refer to the Statement of Information dated May 1, 2002, which accompanies this Statement of Information and is incorporated by reference herein.

                              FINANCIAL STATEMENTS

Pro forma financial statements reflecting consummation of the Merger and Reclassification are included herein.

Audited financial statements and accompanying notes of the Dow Target Variable Fund, LLC for the fiscal year ended December 31, 2002 and the independent auditor's report thereon, dated February __, 2003, are incorporated herein by reference from the Dow Target Variable Fund's Annual Report, which accompanies this Statement of Additional Information.

COMBINED SCHEDULE OF INVESTMENTS
(AS OF 12/31/2002)

PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
(AS OF 12/31/2002)

PRO FORMA COMBINED STATEMENT OF OPERATIONS
(AS OF 12/31/2002)

NOTES TO FINANCIAL STATEMENTS

PART C: OTHER INFORMATION

Item 15 - Indemnification

Item 16 - Exhibits

(a)(1)  Articles of Organization

(b)     Management Agreement of the Registrant

4. Form of Plan of Merger and Reclassification for Dow Target 10 Portfolios Form of Plan of Merger and Reclassification for Dow Target 5 Portfolios

6.      Subadvisory Agreement

11.     Opinion and Consent of Jones & Blouch

14.     [TO BE PROVIDED]

Item 17 - Undertakings

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(C) under the Securitries Act of 1933, the reoffering prospectus will contain information call for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective and that, in determining liability under the Securities Act of 1933, each post effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities offered therein, and the offering of ther securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of l933, this registration statement has been signed on behalf by the registrant in the City of Montgomery and State of Ohio on the 25 day of February, 2003.


                                                 DOW TARGET VARIABLE FUND, LLC

                                                 By  /S/ John J. Palmer
                                                    ---------------------------
                                                    John J. Palmer, President

Attest  /S/ Ronald L. Benedict
       --------------------------------
       Ronald L. Benedict, Secretary

As required by the Securities Act of l933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                   Title                                       Date

/S/ John J. Palmer                          President and Manager               February 25, 2003
------------------------------
John J. Palmer

/S/ Dennis R. Taney                         Treasurer                           February 25, 2003
------------------------------
Dennis R. Taney

/S/ Joseph A. Campanella                    Manager                             February 25, 2003
------------------------------
Joseph A. Campanella

/S/ James E. Bushman                        Manager                             February 25, 2003
------------------------------
James E. Bushman

/S/ Ross Love                               Manager                             February 25, 2003
------------------------------
Ross Love

/S/ George M. Vredeveld                     Manager                             February 25, 2003
------------------------------
George M. Vredeveld

                                  EXHIBIT INDEX

Exhibit
NUMBER

(4) Copy of Form of Plan of Merger and Reclassification filed as an appendix to the Prospectus/Proxy Statement which is part of this Registration Statement on Form N-14).

(6)(b) Sub-Advisory Agreement between Ohio National Investments, Inc. and First Trust Advisors

(11) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

(12) Opinion and consent of counsel regarding certain tax matters and consequences to shareholders discussed in the prospectus.

(14)(a)  [TO BE PROVIDED]

(14)(b)  Consent of Jones & Blouch L.L.P.

(14)(c)  Consent of Ronald L. Benedict, Esq.